Related Parties (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 24, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Sep. 24, 2016	Sep. 26, 2015	Sep. 26, 2015
Related Party Transaction [Line Items]
Total revenue									$ 45,050	$ 47,720	$ 50,778
Selling, general and administrative expense	$ (16,380)	$ (13,786)	$ (14,404)	$ (13,731)	$ (15,703)	$ (14,199)	$ (14,595)	$ (16,176)	(58,301)	(60,673)	(64,705)	$ (64,705)
Openbet Retail Limited [Member]
Related Party Transaction [Line Items]
Total revenue									1,853	1,961	2,436
Accounts receivable	$ 633				$ 151				633	151	189	$ 189
Loxley Strategic Consulting Limited [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expense									(328)	(256)	(223)
NYX Gaming Group Limited [Member]
Related Party Transaction [Line Items]
Total revenue									89
Hydra Management LLC [Member]
Related Party Transaction [Line Items]
Selling, general and administrative expense									$ (162)